Provisions for Legal Claims and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of changes in provisions for litigation

30.1	Change in provision for legal claims

		Income
		Provision		Construction			Transfers/	Balances as of
	Balances as of	for litigations		cost	Additions		Others	December, 31
	January 1, 2021	Additions	Reversals	Additions	to assets	Settlements	(a)	2021
Tax
Cofins	107,148	4,123	(1,212)	-	-	-	-	110,059
Others	66,725	10,046	(205)	-	-	(127)	(5,383)	71,056
	173,873	14,169	(1,417)	-	-	(127)	(5,383)	181,115
Labors	596,248	94,845	(21,647)	-	-	(105,777)	6,087	569,756
Employee benefits	52,401	4,685	(19,623)	-	-	(761)	446	37,148
Civil
Civil and administrative claims	387,895	129,730	(9,218)	-	-	(74,989)	19	433,437
Easements	111,553	1,616	-	15,702	36,771	(27,573)	-	138,069
Expropriations and property	133,888	680	(15,031)	(7,268)	12,943	(184)	-	125,028
Customers	3,973	895	(706)	-	-	(407)	-	3,755
Environmental	7,174	4,992	(4,964)	-	-	-	(1,300)	5,902
	644,483	137,913	(29,919)	8,434	49,714	(103,153)	(1,281)	706,191
Regulatory	88,699	20,694	(5,971)	-	-	(267)	-	103,155
	1,555,704	272,306	(78,577)	8,434	49,714	(210,085)	(131)	1,597,365
(a) Reclassification mainly to Liabilities associated with assets classified as held for sale (Note 41).

		Income
		Provision		Construction			Transfers/	Balances as of
	Balances as of	for litigations		cost	Additions		Others	December 31,
	January 1, 2020	Additions	Reversals	Additions	to assets	Settlements	(a)	2020
Tax
Cofins	104,284	2,864	-	-	-	-	-	107,148
Others	71,506	47,949	(49,381)	-	-	(244)	(3,105)	66,725
	175,790	50,813	(49,381)	-	-	(244)	(3,105)	173,873
Labors	673,062	102,315	(4,297)	-	-	(145,228)	(29,604)	596,248
Employee benefits	86,297	11,439	(43,524)	-	-	(783)	(1,028)	52,401
Civil
Civil and administrative claims	336,962	94,500	(20,581)	-	-	(22,452)	(534)	387,895
Easements	127,010	286	(543)	(13,748)	667	(2,119)	-	111,553
Expropriations and property	118,757	4,634	(1,217)	6,673	5,202	(161)	-	133,888
Customers	4,956	299	(1,275)	-	-	(7)	-	3,973
Environmental	4,071	3,108	(5)	-	-	-	-	7,174
	591,756	102,827	(23,621)	(7,075)	5,869	(24,739)	(534)	644,483
Regulatory	79,808	10,955	(1,033)	-	-	(1,031)	-	88,699
	1,606,713	278,349	(121,856)	(7,075)	5,869	(172,025)	(34,271)	1,555,704
(a) Reclassification mainly to Liabilities associated with assets classified as held for sale (Note 41).

Schedule of details of provisions for legal claims and contingent liabilities

The table below shows the details of the provisions for registered litigation and, in addition, the amounts of contingent liabilities that are past events for which no provisions are recognized because it is not probable that an outflow of resources embodying economic benefits will be required to settle the obligation.

		Provisions		Contingent liabilities
	Description	12.31.2021	12.31.2020	12.31.2021	12.31.2020
Tax
Cofins	Requirement of the Federal Revenue Service for the period from August 1995 to December 1996, due to the termination of a judicial decision that has recognized the Company’s exemption from Cofins.	110,059	107,148	7,914	6,554
INSS	Tax requirements related to the social security contribution.	29,813	29,405	107,840	100,165
Federal taxes	Administrative requirements and questions from Receita Federal do Brasil (Federal Revenue Service).	1,721	-	77,058	84,027
ICMS (VAT)	Administrative requirements and questions from the State regarding the payment of ICMS (VAT) on the Company’s invoices.	-	-	43,346	97,404
IPTU	Tax Requirement on Urban Territorial Property (IPTU) on properties affected by the public electricity service.	-	-	118,981	98,459
ISS	City halls tax requirement as ISS on construction services provided by third parties.	170	3	83,536	73,094
Others	Taxes, fees and other federal, state and municipal taxes in which the Company discusses the levy or not, as well as its bases and amounts for payment	39,352	37,317	122,314	116,920
		181,115	173,873	560,989	576,623
Labor	Charging of overtime, hazardous work, transfer surcharge, equalization / salary adjustment, among others, by employees and former employees of Copel; collection of indemnity installments and others, by ex-employees of contractors and outsourced companies (subsidiary responsibility).	569,756	596,248	291,633	348,463
Employee benefits	Labor claims filed by former retired employees against Fundação Copel, which will consequently cause repercussions for the Company and its wholly-owned subsidiaries, to the extent that additional contributions are required.	37,148	52,401	3,524	9,210
Regulatory
Aneel Order nº 288/2002	Legal actions against Aneel Dispatch No. 288/2002 involving the companies Companhia Estadual de Energia Elétrica - CEEE and Dona Francisca Energética S.A.	82,670	70,188	-	-
ESBR	ESBR filed Ordinary Lawsuit No. 10426-71.2013.4.01.4100 against ANEEL in the Federal Court of Rondônia, whose ruling: (i) acknowledged the exclusion of liability for the 535-day schedule overrun in the construction of the Jirau Hydropower Station; (ii) declares any obligations, penalties and costs imposed on ESBR as a result of the schedule overrun to be unenforceable, and (iii) annuls ANEEL Resolution 1,732/2013, which had recognized a schedule overrun of only 52 days. An appeal has been brought by ANEEL, pending judgment by the Federal Court of the 1st Region. The practical consequence of the ruling was, at the time it exempted ESBR, to expose the distributors with whom it entered into power trading contracts (CCEARs) to the Short-Term Market and to the high value of the Settlement Price of the Differences (Preço de Liquidação das Diferenças - PLD, in Portuguese) in the period, including Copel DIS. This occurred because the rules for the sale of electricity require that all energy consumed should have a corresponding contractual coverage. If the lawsuits are judged unfavorably against Copel, the amount will be classified as Sectorial Financial Asset to be recovered through tariff rates.	-	-	1,066,486	942,640
Excludente Colíder	Discussion on the value of the Tariff for use of the transmission system - TUST and monetary adjustment on energy values referring to the exclusion of liability period. As a result of the court injunction that excluded the delay period for the Colíder HPP from being responsible for the delivery of energy contracted in the Regulated Contracting Environment - ACR, CCEE proceeded to credit, valued to PLD, the energy previously backed to comply with ACR. However, in the event of failure in the lawsuit, the Company must return the amounts credited, updated by the IGPM.	-	-	295,931	216,353
Others	Aneel’s notifications about possible breaches of regulatory standards	20,485	18,511	38,099	-
		103,155	88,699	1,400,516	1,158,993
(to be continued)

		Provisions		Contingent liabilities
	Description	12.31.2021	12.31.2020	12.31.2021	12.31.2020
Civil
Tobacco growers	Actions whose main cause is the lack of electricity causing loss of production.	79,092	50,330	68,104	41,258
Department of Roads and Roadworks	The Department of Roads and Roadworks (Departamento de Estradas e Rodagens - DER, in Portuguese) - issued a tax assessment notice to Copel Distribuição which, in turn, filed a lawsuit challenging DER’s Charge for Use or Occupancy of Highway Domain Range, since the Company understands that this charge is unconstitutional because it has a confiscatory nature. The Company had a favorable appealable decision.	-	-	-	95,669
Arbitration	Discussion by arbitration under secrecy and confidentiality, in the discovery phase, with no decision having been handed down to date.	165,158	125,719	670,704	510,543
PIS / COFINS credit on ICMS	Referring to estimated contingent liability, as per Management’s judgment and the opinion of its legal counsel, regarding the adventitious filing of claims by consumers in connection with the recognized tax credit, as detailed in Note 13.2.1, referring to the period infringing the tax neutrality rule, between the 11th and the 16th years, of a total of 16 years considered in the action. On February 9, 2021, Aneel opened Public Consultation 005/2021 in order to improve the proposal to return these tax credits to consumers. Aneel’s technical areas prepared a technical note to the Public Consultation, delimiting its scope to the economic-financial analysis, but without discussing the legal aspects. Within the scope of that Public Consultation and after receiving the contributions sent by the interested parties, on March 4, 2022, an Opinion was issued by the Federal Prosecutor’s Office with Aneel, which answered questions formulated by the superintendencies of Aneel that evaluate the topic. The regulatory agency has not yet concluded its analysis within the scope of the Public Consultation and, so far, there is no final decision at the administrative level. The Company and its legal advisors evaluated the documents made available in Public Consultation 005/2021 and the Federal Prosecutor’s Opinion, not identifying changes in its previous understanding on the matter, and await analysis by Aneel of their contributions in order to solidify this understanding and protect the Company’s rights.	-	-	1,775,347	1,755,112
Civil and administrative law	Other actions involving billing, supposed irregular procedures, administrative contracts and contractual fines, indemnity for accidents with the electric power network and accident with vehicles.	131,519	133,560	233,925	282,794
Indemnification to third parties (civil)	Actions for indemnity for resulting from damages caused during the construction of power plants	57,663	82,146	65,888	38,127
Easements	Discussion between the amount determined by Copel for payment and the amount claimed by the property owner and/or when when the owner’s documentation supporting title to the property may not be registered (when probate proceedings are still in progress, properties have no registry number with the land registry, etc.), intervention in third-party adverse possession, either as a confronter, or in case of a property where there are areas of easement of passage, in order to preserve the limits and boundaries of expropriated areas.	138,075	110,652	29,100	26,001
Expropriations and property	Discussion between the amount assessed by Copel for payment and the amount claimed by the owner, and / or when the owner’s documentation does not present conditions for registration (inventories in progress, properties without registration, among others); actions for repossession of real estate owned by the concessionaire; intervention in the adverse possession of third parties, as a confrontant, in order to preserve the limits and confrontations of the expropriated areas.	93,679	86,207	194,787	138,341
Indemnification to third parties (expropriations)	Expropriation lawsuit for construction of electric substation and expropriation of property flooded of power plant.	31,348	44,775	-	45,196
Consumers	Lawsuits seeking compensation for damages caused in household appliances, industrial and commercial machines, lawsuits claiming damages for pain and suffering caused by service interruption and lawsuits filed by industrial consumers, challenging the lawfulness of the increase in electricity prices while Plano Cruzado (anti-inflation economic plan) was in effect and claiming reimbursement for the amounts paid by the Company.	3,755	3,920	3,964	3,768
Environmental	Public civil and class actions whose purpose is to obstruct the progress of environmental licensing for new projects or to recover permanent preservation areas located around the hydroelectric power plant dams unlawfully used by private individuals. If the outcome of the lawsuits is unfavorable to the Company, Management estimates only the cost to prepare new environmental studies and to recover the areas owned by Copel GeT. They also include the Commitment Agreements (Termos de Ajuste de Conduta - TAC, in Portuguese), which refer to the commitments agreed-upon and approved between the Company and the relevant bodies, for noncompliance with any condition provided for by the Installation and Operating Licenses.	5,902	7,174	206,647	180,068
		706,191	644,483	3,248,466	3,116,877
		1,597,365	1,555,704	5,505,128	5,210,166